NOTE RECEIVABLE (Details Narrative) - USD ($)		3 Months Ended	9 Months Ended
	Apr. 04, 2022	Sep. 30, 2022	Sep. 30, 2022	Sep. 30, 2021
Debt Instrument [Line Items]
Debt instrument borrowing amount			$ 200,000	$ (0)
Unsecured Convertible Promissory Note [Member]
Debt Instrument [Line Items]
Debt instrument borrowing amount	$ 192,500
Interest and Other Income		$ 5,041	$ 9,808